Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net income / (loss)	$ 9,660	$ (16,201)	$ 58,397
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	(4,841)	(0)	106
Less:
Reclassification adjustments of interest rate swap gain/(loss)	848	0	(711)
Other comprehensive income / (loss)	(3,993)		(605)
Total comprehensive income / (loss)	$ 5,667	$ (16,201)	$ 57,792